Financial Instruments (Details) - Schedule of current and long-term portions of fair value of derivative assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of current and long-term portions of fair value of derivative assets and liabilities [Line Items]
Other current financial assets	$ 30,266	$ 32,821
Other long-term financial assets	(12,581)	(3,206)
Other current financial liabilities	(5,448)	(4,710)
Other long-term financial liabilities	12,237	24,905
Level 2 [Member] | Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of fair value of derivative assets and liabilities [Line Items]
Other current financial assets
Other long-term financial assets	(12,581)	(3,206)
Other current financial liabilities	(5,448)	(4,710)
Other long-term financial liabilities	(18,029)	(7,916)
Level 2 [Member] | Prepayment option [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of fair value of derivative assets and liabilities [Line Items]
Other current financial assets	30,266	32,821
Other current financial liabilities
Other long-term financial liabilities	$ 30,266	$ 32,821